Segment reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Information by Segment
December 31, 2013	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	378,087,120	290,511,011	186,224,891	-	13,489,121	-	6,614,490	-	874,926,633
Real estate lease income	2,098,415	196,596	576,457	-	-	-	-	3,118,298	5,989,766
Other revenue	242,368	84,040	479,202	-	183,026	-	15,520	15,817,501	16,821,657

Total revenue	380,427,903	290,791,647	187,280,550	-	13,672,147	-	6,630,010	18,935,799	897,738,056
Cost of real estate sales	(225,443,661)	(220,570,567)	(135,087,692)	-	(3,107,736)	-	(6,002,345)	(723,634)	(590,935,635)
Cost of real estate lease income	(1,602,225)	(129,059)	(323,012)	-	-	-	-	458,065	(1,596,231)
Other costs	3,553,561	(512)	3,359,189	-	(56,418)	-	(550)	(13,063,594)	(6,208,324)

Total cost of revenue	(223,492,325)	(220,700,138)	(132,051,515)	-	(3,164,154)	-	(6,002,895)	(13,329,163)	(598,740,190)
Gross profit	156,935,578	70,091,509	55,229,035	-	10,507,993	-	627,115	5,606,636	298,997,866
Operating expenses	(39,956,831)	(6,925,944)	(11,766,051)	(12,908)	(936,011)	(6,670,853)	(1,359,841)	(17,594,048)	(85,222,487)

Operating income/(loss)	116,978,747	63,165,565	43,462,984	(12,908)	9,571,982	(6,670,853)	(732,726)	(11,987,412)	213,775,379
Interest income	9,121,573	749,616	216,008	129	11,819	736,400	3,098	842,844	11,681,487

Interest expense	(778,032)	-	-	-	-	-	-	(16,084,500)	(16,862,532)
Share of loss in an equity investee	(117,188)	-	-	-	-	-	-	-	(117,188)
Other operating income/expense	-	-	-	-	-	1,538,968	-	-	1,538,968
Income/(loss) before income taxes	125,205,100	63,915,181	43,678,992	(12,779)	9,583,801	(4,395,485)	(729,628)	(27,229,068)	210,016,114
Income tax (expense)/benefit	(46,673,642)	(13,936,301)	(16,640,499)	(40,107)	(2,749,642)	1,212,316	(44,335)	(4,787,640)	(83,659,850)

Net income/(loss)	78,531,458	49,978,880	27,038,493	(52,886)	6,834,159	(3,183,169)	(773,963)	(32,016,708)	126,356,264

Depreciation and amortization	1,903,564	147,053	548,699	52,166	3,652	311,673	174	170,141	3,137,122
Capital expenditure	6,672,173	184,084	91,784,366	-	-	936,906	116,597	405,009	100,099,135
Equity investment	5,967,905	-	-	-	-	-	-	-	5,967,905
Real estate properties held for sale	-	-	-	-	-	-	5,524,041	-	5,524,041
Real estate properties development completed	665,410	555,797	19,244,890	287,165	507,026	-	-	-	21,260,288
Real estate properties under development	190,143,709	37,201,975	441,295,792	-	-	198,205,122	65,672,108	-	932,518,706
Real estate properties held for lease	48,011,607	3,602,956	7,712,857	846,903	-	-	-	235,858	60,410,181

Total long-lived assets	106,014,797	4,694,369	12,200,324	847,318	1,649,862	1,664,134	113,296	10,387,542	137,571,642
Total assets	928,034,862	314,799,152	482,414,252	9,494,401	88,642,444	184,288,291	6,530,771	367,895,419	2,382,099,592
December 31, 2014	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	310,236,873	192,437,765	175,960,358	9,912,254	188,579,891	6,526,065	4,109,978	-	4,921,331	141,377	892,825,892
Real estate lease income	2,991,909	218,320	651	-	-	-	-	-	-	1,725,306	4,936,186
Other revenue	110,500	110,166	57,357	29,585	11,717	391	244	-	-	21,665,635	21,985,595

Total revenue	313,339,282	192,766,251	176,018,366	9,941,839	188,591,608	6,526,456	4,110,222	-	4,921,331	23,532,318	919,747,673
Cost of real estate sales	(210,789,926)	(146,862,778)	(138,838,903)	(9,125,435)	(133,519,235)	(4,137,467)	(3,632,997)	-	(4,643,722)	977,293	(650,573,170)
Cost of real estate lease income	(2,574,534)	29,388	(575,529)	-	-	-	-	-	-	(52,540)	(3,173,215)
Other costs	(1,804,955)	(1,303,518)	(391,538)	(16,975)	(364,326)	(17)	(32,560)	-	-	(19,921,843)	(23,835,732)

Total cost of revenue	(215,169,415)	(148,136,908)	(139,805,970)	(9,142,410)	(133,883,561)	(4,137,484)	(3,665,557)	-	(4,643,722)	(18,997,090)	(677,582,117)
Gross profit	98,169,867	44,629,343	36,212,396	799,429	54,708,047	2,388,972	444,665	-	277,609	4,535,228	242,165,556
Operating expenses	(58,981,130)	(8,891,116)	(12,928,183)	(3,229,614)	(27,689,927)	(3,855,809)	(3,234,163)	(2,353,439)	(5,783,635)	(18,169,045)	(145,116,061)

Operating income/(loss)	39,188,737	35,738,227	23,284,213	(2,430,185)	27,018,120	(1,466,837)	(2,789,498)	(2,353,439)	(5,506,026)	(13,633,817)	97,049,495
Interest income	10,797,806	903,353	471,254	8,312	375,674	4,974	16,913	9,647	-	1,989,389	14,577,322
Interest expense	(471,635)	-	-	-	-	-	-	-	-	(27,729,132)	(28,200,767)
Net realized gain on short-term investments	3,128,014	-	-	-	-	-	-	-	-	-	3,128,014
Share of income (loss) in an equity investee	(1,691,897)	-	-	-	-	-	-	-	-	-	(1,691,897)
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	(9,848,931)	(9,848,931)
Exchange gains	706,108	-		-	-	-	-	-	-	-	706,108
Unrealized income on short-term investments	120,146	-	-	-	1,887	-	-	-	-	-	122,033
Other income	-	3,212,606	-	-	-	-	-	-	-	-	3,212,606

Income/(loss) before income taxes	51,777,279	39,854,186	23,755,467	(2,421,873)	27,395,681	(1,461,863)	(2,772,585)	(2,343,792)	(5,506,026)	(49,222,491)	79,053,983
Income tax benefit/(expense)	1,897,892	(9,997,111)	(3,452,056)	681,784	(18,646,689)	(737,457)	(543,422)	(505,771)	2,243,056	(1,497,844)	(30,557,618)

Net income/(loss)	53,675,171	29,857,075	20,303,411	(1,740,089)	8,748,992	(2,199,320)	(3,316,007)	(2,849,563)	(3,262,970)	(50,720,335)	48,496,365

Depreciation and amortization	5,056,099	255,701	684,087	38,685	446,531	95,456	24,944	35,727	147,349	213,543	6,998,122
Capital expenditure	6,317,246	187,745	175,551	296,976	57,767	698,842	242,276	371,198	10,130,497	217,835	18,695,933
Real estate properties development for sale	-	-	-	-	-	-	-	-	1,185,217	-	1,185,217
Real estate properties development completed	10,174,728	778,376	1,069,768	-	-	-	-	-	-	286,127	12,308,999
Real estate properties under development	122,442,706	230,512,631	476,026,887	213,243,863	124,555,677	80,188,420	145,738,966	192,275,659	119,947,878	9,642,365	1,714,575,052
Real estate properties held for lease	45,892,107	5,053,480	17,464,831	-	-	-	-	-	-	813,330	69,223,748

Total long-lived assets	91,997,422	7,323,161	23,139,244	10,904,402	3,896,449	690,086	528,484	761,721	11,488,178	10,338,428	161,067,575
Total assets	868,110,770	501,351,668	642,378,579	125,561,644	427,431,672	52,944,306	99,029,288	197,356,138	36,990,997	280,371,172	3,231,526,234

December 31, 2015	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	251,681,188	186,222,554	371,469,943	36,372,298	166,775,534	3,534,278	42,191,276	70,058,447	4,631,258	1,530,000	-	1,134,466,776
Real estate lease income	4,484,591	202,892	-	-	-	-	-	-		-	1,885,780	6,573,263
Other revenue	1,396,463	30,659	308,026	80,142	318,271	8,157	2,332	-	1,333	-	21,138,576	23,283,959

Total revenue	257,562,242	186,456,105	371,777,969	36,452,440	167,093,805	3,542,435	42,193,608	70,058,447	4,632,591	1,530,000	23,024,356	1,164,323,998
Cost of real estate sales	(160,197,316)	(149,867,847)	(305,417,991)	(32,313,894)	(118,868,527)	(2,337,677)	(30,095,959)	(62,366,015)	(3,534,525)	(1,243,112)	-	(866,242,863)
Cost of real estate lease income	(2,202,367)	(285,974)	(1,416,157)	-	-	-	-	-	-	-	(51,824)	(3,956,322)
Other costs	160,449	(376,070)	(641,646)	(3,615)	(835,555)	(324)	-	-	(8,424)	-	(19,429,522)	(21,134,707)

Total cost of revenue	(162,239,234)	(150,529,891)	(307,475,794)	(32,317,509)	(119,704,082)	(2,338,001)	(30,095,959)	(62,366,015)	(3,542,949)	(1,243,112)	(19,481,346)	(891,333,892)
Gross profit	95,323,008	35,926,214	64,302,175	4,134,931	47,389,723	1,204,434	12,097,649	7,692,432	1,089,642	286,888	3,543,010	272,990,106
Operating expenses	(51,882,922)	(13,528,548)	(15,826,805)	(3,672,935)	(32,178,776)	(6,617,557)	(5,090,601)	(4,346,174)	(10,002,768)	(4,971,109)	(19,336,890)	(167,455,085)

Operating income/(loss)	43,440,086	22,397,666	48,475,370	461,996	15,210,947	(5,413,123)	7,007,048	3,346,258	(8,913,126)	(4,684,221)	(15,793,880)	105,535,021
Interest income	23,284,854	237,687	442,560	18,752	331,042	3,968	45,592	134,580	2,966	-	1,735	24,503,736
Interest expense	21,612,239	-	-	-	-	-	-	-	-	17,587,083	(59,480,738)	(20,281,416)
Net realized gain on short-term investments	-	-	-	-	-	-	-	-	-	-	603,078	603,078
Share of income in an equity investee	2,234,635	-	-	-	-	-	-	-	-	-	-	2,234,635
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	-	-	-
Exchange gains	403,286	-	-	-	-	-	-	-	-	-	-	403,286
Unrealized income on short-term investments	-	-	-	-	-	-	-	-	-	-	49,443	49,443
Other income	-	-	-	-	-	4,677,244	-	-	-	2,950	1,264,926	5,945,120

Income/(loss) before income taxes	90,975,100	22,635,353	48,917,930	480,748	15,541,989	(731,911)	7,052,640	3,480,838	(8,910,160)	12,905,812	(73,355,436)	118,992,903
Income tax benefit /(expense)	(16,234,099)	(9,901,175)	(32,061)	(1,344,687)	(13,479,368)	163,491	(5,634,909)	(1,259,900)	1,739,065	2,825,203	(9,352,878)	(52,511,318)

Net income/(loss)	74,741,001	12,734,178	48,885,869	(863,939)	2,062,621	(568,420)	1,417,731	2,220,938	(7,171,095)	15,731,015	(82,708,314)	66,481,585

Depreciation and amortization	5,569,343	400,733	1,542,209	64,082	515,150	208,486	76,304	83,175	3,839	50,985	237,358	8,751,664
Capital expenditure	4,249,718	172,853	31,524	-	33,952,563	127,550	146,074	-	52,401	136,065	256,824	39,125,572
Real estate properties development for sale	-	-	-	-	-	-	-	-	-	-	-	-
Real estate properties development completed	4,775,131	-	19,301,428	-	-	-	-	-	-	-	-	24,076,559
Real estate properties under development	313,105,983	275,709,393	307,172,930	223,653,822	62,561,492	101,059,710	157,166,855	155,309,860	57,207,564	226,208,448	8,165,744	1,887,321,801
Real estate properties held for lease	42,511,937	4,487,714	23,416,217	-	-	-	-	-		-	716,714	71,132,582

Total long-lived assets	221,202,024	6,683,031	27,947,425	9,036,881	6,958,865	553,186	468,620	391,481	751,519	13,009,709	11,420,981	298,423,722
Total assets	1,064,084,941	457,041,948	655,880,819	206,485,216	346,527,256	135,047,439	110,988,357	128,502,762	19,201,186	166,888,356	270,739,159	3,561,387,439